As filed with the Securities and Exchange Commission on May 18, 2015

File No. 333-37115

ICA No. 811-08399

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 79	☒
And
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 81	☒

PIMCO Variable Insurance Trust

(Exact name of Registrant as Specified in Trust Instrument)

650 Newport Center Drive

Newport Beach, California 92660

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code:

(866) 746-2606

Copy to:
Robert W. Helm, Esq. Brendan C. Fox, Esq. Dechert LLP 1900 K Street, N.W. Washington, D.C. 20006	Brent R. Harris Pacific Investment Management Company LLC 650 Newport Center Drive Newport Beach, California 92660
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)	☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)	☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements of effectiveness of this Post-Effective Amendment No. 79 to its Registration Statement under Rule 485(b) of the 1933 Act and has duly caused this Post-Effective Amendment No. 79 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Washington in the District of Columbia on the 18th day of May, 2015.

PIMCO VARIABLE INSURANCE TRUST

By:
Peter G. Strelow***, President

***By:	/s/ BRENDAN C. FOX
Brendan C. Fox as attorney-in fact

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

Brent R. Harris*	Trustee	May 18, 2015

Douglas M. Hodge*	Trustee	May 18, 2015

George E. Borst***	Trustee	May 18, 2015

E. Philip Cannon*	Trustee	May 18, 2015

Jennifer H. Dunbar***	Trustee	May 18, 2015

J. Michael Hagan*	Trustee	May 18, 2015

Gary F. Kennedy***	Trustee	May 18, 2015

Peter B. McCarthy***	Trustee	May 18, 2015

Ronald C. Parker*	Trustee	May 18, 2015

Peter G. Strelow***	President (Principal Executive Officer)	May 18, 2015

Trent W. Walker**	Treasurer (Principal Financial and Accounting Officer)	May 18, 2015

*, **, ***By:	/s/ BRENDAN C. FOX
Brendan C. Fox as attorney-in-fact

*           Pursuant to powers of attorney filedwith Post-Effective Amendment No. 43 to the Registration Statement File No. 333-37115 on January 11, 2011.

**          Pursuant to power of attorney filed with Post-Effective Amendment No. 68 to the Registration Statement File No. 333-37115 on January 27, 2014.

***        Pursuant to powers of attorney filed with Post-Effective Amendment No. 78 to the Registration Statement File No. 333-37115 on April 24, 2015.

EXHIBIT LIST

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document